Pay vs Performance Disclosure - USD ($)	12 Months Ended
	Apr. 01, 2023	Apr. 02, 2022	Mar. 27, 2021
Pay vs Performance Disclosure [Table]
Pay vs Performance [Table Text Block]
Pay Versus Performance Table

	Summary Compensation Table Total for PEO (b)(1)	Compensation Actually Paid to PEO (c)(2)	Average Summary Compensation Table Total for Non-PEO NEOs (d)(1)	Average Compensation Actually Paid to Non-PEO NEOs (e)(3)	Value of Initial Fixed $100 Investment Based On:		Net Income (h)(6)	Adjusted Free Cash Flow (i)(7)
Year (a)					Total Shareholder Return (f)(4)	Peer Group Total Shareholder Return(g)(5)
2023	$14,331,813	$10,961,037	2,537,098	2,219,512	$402.74	$98.52	616,000,000	715,000,000
2022	$14,737,831	$15,510,572	5,781,103	5,579,572	$436.93	$145.97	$822,000,000	573,000,000
2021	$8,193,425	$32,610,713	1,849,249	6,935,898	$429.99	$191.02	$(62,000,000)	807,000,000

Company Selected Measure Name	free cash flow
Named Executive Officers, Footnote [Text Block]	Column (b) contains compensation amounts reported in the “Total” column of the Summary Compensation Table (“SCT”) for Mr. Idol, our Chief Executive Officer for Fiscal 2023, 2022 and 2021. Column (d) contains the average of compensation amounts reported in the “Total” column of the SCT for our NEOs other than our Chief Executive Officer (“Non-PEO NEOs”) for each of the years listed. The Non-PEO NEOs for each applicable fiscal year are as follows:
2023: Mr. Edwards, Ms. Hendricks, Ms. McDonough and Mr. Purefoy (who served for four months of Fiscal 2023)
2022: Mr. Edwards, Ms. Hendricks, Ms. McDonough, Mr. Purefoy and Joshua Schulman, our former Chief Executive Officer of Michael Kors (who served for approximately seven months of Fiscal 2022)
2021: Mr. Edwards, Ms. McDonough and Mr. Purefoy

Peer Group Issuers, Footnote [Text Block]	The peer group used is the S&P 500 Apparel, Accessories & Luxury Goods Index, as used in the Company’s Share Performance Graph in our Annual Report on Form 10-K for Fiscal 2023. Peer group total shareholder return is calculated assuming that a $100 investment was made on the day prior to the first fiscal year reported in the table above and that all dividends are reinvested until the last day of each reported fiscal year.
PEO Total Compensation Amount	$ 14,331,813	$ 14,737,831	$ 8,193,425
PEO Actually Paid Compensation Amount	$ 10,961,037	15,510,572	32,610,713
Adjustment To PEO Compensation, Footnote [Text Block]	Compensation actually paid to our PEO in each of the years listed as reflected in column (c) reflects the amount set forth in column (b) of the table above, adjusted as set forth in the table below, as determined in accordance with SEC rules. The dollar amounts in column (c) do not reflect the actual amount of compensation earned or paid to our PEO in the applicable fiscal year.

	2023 ($)	2022 ($)	2021 ($)
Summary Compensation Table Total for PEO	14,331,813	14,737,831	8,193,425
Minus Changes in Accumulated Benefits Under Defined Benefit and Actuarial Pension Plans(a)	—	—	—
Minus Grant Date Fair Value of Stock Options and Stock Awards Granted in a Fiscal Year(b)	8,500,044	8,500,021	6,000,005
Plus Fair Value at Fiscal Year-End of Outstanding Unvested Stock Options and Stock Awards Granted in Prior Fiscal Year(c)	8,426,536	7,904,725	17,700,192
Plus / (Minus) Change in Fair Value of Outstanding and Unvested Stock Options and Stock Awards Granted in Prior Fiscal Year(c)	(1,670,520)	414,911	12,505,875
Plus / (Minus) Change in Fair Value of Vesting Date of Stock Option and Stock Awards Granted in Years Prior for which Applicable Vesting Conditions Were Satisfied During Fiscal Year(c)	(1,626,747)	953,127	211,227
Minus Fair Value as of Prior Fiscal Year End of Stock Option and Stock Awards Granted in Prior Fiscal Years that Failed to Meet Applicable Vesting Conditions During Fiscal Year(c)	—	—	—
Compensation Actually Paid to PEO	10,961,037	15,510,572	32,610,713

Non-PEO NEO Average Total Compensation Amount	$ 2,537,098	5,781,103	1,849,249
Non-PEO NEO Average Compensation Actually Paid Amount	$ 2,219,512	5,579,572	6,935,898
Adjustment to Non-PEO NEO Compensation Footnote [Text Block]	The average compensation actually paid to our Non-PEO NEOs in each of the years listed as reflected in column (e) reflects the amount set forth in column (d) of the table above, adjusted as set forth in the table below, as determined in accordance with SEC rules. The dollar amounts in column (e) of the table above do not reflect the actual amount of compensation earned or paid to any Non-PEO NEOs during the applicable fiscal year.

	2023 ($)	2022 ($)	2021 ($)
Average Summary Compensation Table Total for Non-PEO NEOs	2,537,098	5,781,103	1,849,249
Minus Changes in Accumulated Benefits Under Defined Benefit and Actuarial Pension Plans(a)	—	—	—
Minus Grant Date Fair Value of Stock Options and Stock Awards Granted in a Fiscal Year(b)	1,499,981	4,319,997	1,166,663
Plus Fair Value at Fiscal Year-End of Outstanding Unvested Stock Options and Stock Awards Granted in Prior Fiscal Year(c)	1,487,010	3,883,366	4,335,636
Plus / (Minus) Change in Fair Value of Outstanding and Unvested Stock Options and Stock Awards Granted in Prior Fiscal Year(c)	(124,500)	107,851	1,834,555
Plus / (Minus) Change in Fair Value of Vesting Date of Stock Option and Stock Awards Granted in Years Prior for which Applicable Vesting Conditions Were Satisfied During Fiscal Year(c)	(180,114)	127,249	83,121
Minus Fair Value as of Prior Fiscal Year End of Stock Option and Stock Awards Granted in Prior Fiscal Years that Failed to Meet Applicable Vesting Conditions During Fiscal Year(c)	—	—	—
Average Compensation Actually Paid to Non-PEO NEOs	2,219,512	5,579,572	6,935,898

Compensation Actually Paid vs. Total Shareholder Return [Text Block]
*Total shareholder return is calculated assuming that a $100 investment was made on the last business day prior to the first fiscal year reported in the graph and that all dividends are reinvested until the last day of each reported fiscal year. On the last business day of fiscal 2020, which was March 27, 2020, our share price was $11.67 compared to $47.00 on the last business day of Fiscal 2023. The peer group used is the S&P 500 Apparel, Accessories & Luxury Goods Index, as used in the Company’s Share Performance Graph in our Annual Report on Form 10-K for Fiscal 2023.

Compensation Actually Paid vs. Net Income [Text Block]
Compensation Actually Paid vs. Company Selected Measure [Text Block]
* The Company selected financial measure is free cash flow as adjusted in accordance with the Incentive Plan. A reconciliation of free cash flow (as adjusted) to the most directly comparable GAAP financial measure is set forth in Annex A of this Proxy Statement. The non-GAAP free cash flow financial result and reconciliation may differ from the results disclosed as adjusted, non-GAAP in our public filings as additional items may be excluded in accordance with the terms of our Incentive Plan. For a further discussion of free cash flow and how it is used in our executive compensation program, see “Compensation Discussion and Analysis.”

Tabular List [Table Text Block]

Free Cash Flow
Gross Margin
SG&A Ratio

Total Shareholder Return Amount	$ 402.74	436.93	429.99
Peer Group Total Shareholder Return Amount	98.52	145.97	191.02
Net Income (Loss)	$ 616,000,000	$ 822,000,000	$ (62,000,000)
Company Selected Measure Amount	715,000,000	573,000,000	807,000,000
PEO Name	Mr. Idol
Additional 402(v) Disclosure [Text Block]	We have not reported any amounts in our Summary Compensation Table with respect to “Change in Pension and Nonqualified Deferred Compensation.” Accordingly, the adjustments with respect to such items prescribed by the pay-versus-performance rules are not relevant to our analysis and no adjustments have been made.The amounts reflect the aggregate grant date fair value reported in the “Share Awards” and “Option Awards” columns in the Summary Compensation Table for the applicable fiscal year.In accordance with Item 402(v) requirements, the fair values of unvested and outstanding equity awards to our PEO were remeasured at the end of each fiscal year, and as of the vesting date, during the years displayed in the table above. We approached the determination of fair value in the same way as we historically have determined fair value and fair values as of each measurement date using valuation assumptions and methodologies (including expected term, volatility, dividend yield, and risk-free interest rates) that are generally consistent with those used to estimate fair value at grant under U.S. GAAP. See Note 16 (Share-Based Compensation) to our audited financial statements included in our Annual Report on Form 10-K for Fiscal 2023. We have not reported any amounts in our Summary Compensation Table with respect to “Change in Pension and Nonqualified Deferred Compensation.” Accordingly, the adjustments with respect to such items prescribed by the pay-versus-performance rules are not relevant to our analysis and no adjustments have been made. The amounts reflect the aggregate grant date fair value reported in the “Share Awards” and “Option Awards” columns in the Summary Compensation Table for the applicable fiscal year.In accordance with Item 402(v) requirements, the fair values of unvested and outstanding equity awards to our Non-PEO NEOs were remeasured at the end of each fiscal year, and as of the vesting date, during the years displayed in the table above. We approached the determination of fair value in the same way as we historically have determined fair value and fair values as of each measurement date using valuation assumptions and methodologies (including expected term, volatility, dividend yield, and risk-free interest rates) that are generally consistent with those used to estimate fair value at grant under U.S. GAAP. See Note 16 (Share-Based Compensation) to our audited financial statements included in our Annual Report on Form 10-K for Fiscal 2023. Total shareholder return is calculated assuming that a $100 investment was made on the day prior to the first fiscal year reported in the table above and that all dividends are reinvested until the last day of each reported fiscal year. On the last business day of fiscal 2020, which was March 27, 2020, our share price was $11.67 compared to $47.00 on the last business day of Fiscal 2023. The dollar amounts reported are the Company’s net income reflected in the Company’s audited financial statements for the applicable year.
Measure [Axis]: 1
Pay vs Performance Disclosure [Table]
Measure Name	Free Cash Flow
Non-GAAP Measure Description [Text Block]	The Company selected financial measure is free cash flow as adjusted in accordance with the Incentive Plan. A reconciliation of free cash flow (as adjusted) to the most directly comparable GAAP financial measure is set forth in Annex A of this Proxy Statement. The non-GAAP free cash flow financial result and reconciliation may differ from the results disclosed as adjusted, non-GAAP in our public filings as additional items may be excluded in accordance with the terms of our Incentive Plan. For a further discussion of free cash flow and how it is used in our executive compensation program, see “Compensation Discussion and Analysis.”
Measure [Axis]: 2
Pay vs Performance Disclosure [Table]
Measure Name	Gross Margin
Measure [Axis]: 3
Pay vs Performance Disclosure [Table]
Measure Name	SG&A Ratio
PEO [Member] | Change in Pension Value [Member]
Pay vs Performance Disclosure [Table]
Adjustment to Compensation Amount	$ 0	$ 0	$ 0
PEO [Member] | Equity Awards Granted in Current Year, Unvested [Member]
Pay vs Performance Disclosure [Table]
Adjustment to Compensation Amount	8,500,044	8,500,021	6,000,005
PEO [Member] | Equity Awards Granted in Prior Years, Outstanding and Unvested, Fair Value [Member]
Pay vs Performance Disclosure [Table]
Adjustment to Compensation Amount	8,426,536	7,904,725	17,700,192
PEO [Member] | Equity Awards Granted in Prior Years, Outstanding and Unvested, Change in Fair Value [Member]
Pay vs Performance Disclosure [Table]
Adjustment to Compensation Amount	(1,670,520)	414,911	12,505,875
PEO [Member] | Equity Awards Granted in Prior Years, Vested [Member]
Pay vs Performance Disclosure [Table]
Adjustment to Compensation Amount	(1,626,747)	953,127	211,227
PEO [Member] | Equity Awards that Failed to Meet Vesting Conditions [Member]
Pay vs Performance Disclosure [Table]
Adjustment to Compensation Amount	0	0	0
Non-PEO NEO [Member] | Change in Pension Value [Member]
Pay vs Performance Disclosure [Table]
Adjustment to Compensation Amount	0	0	0
Non-PEO NEO [Member] | Equity Awards Granted in Current Year, Unvested [Member]
Pay vs Performance Disclosure [Table]
Adjustment to Compensation Amount	1,499,981	4,319,997	1,166,663
Non-PEO NEO [Member] | Equity Awards Granted in Prior Years, Outstanding and Unvested, Fair Value [Member]
Pay vs Performance Disclosure [Table]
Adjustment to Compensation Amount	1,487,010	3,883,366	4,335,636
Non-PEO NEO [Member] | Equity Awards Granted in Prior Years, Outstanding and Unvested, Change in Fair Value [Member]
Pay vs Performance Disclosure [Table]
Adjustment to Compensation Amount	(124,500)	107,851	1,834,555
Non-PEO NEO [Member] | Equity Awards Granted in Prior Years, Vested [Member]
Pay vs Performance Disclosure [Table]
Adjustment to Compensation Amount	(180,114)	127,249	83,121
Non-PEO NEO [Member] | Equity Awards that Failed to Meet Vesting Conditions [Member]
Pay vs Performance Disclosure [Table]
Adjustment to Compensation Amount	$ 0	$ 0	$ 0